Income Taxes (Significant Components of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating losses	$ 50,144	$ 47,877
Research and other credits	2,178	2,178
Stock based compensation	3,001	2,682
In-Process research and development	1,253	1,314
Other	854	708
Total deferred tax assets	57,430	54,759
Valuation allowance	(57,430)	(54,759)
Net deferred tax assets